Business Combination - Schedule of Common Stock Outstanding (Parenthetical) (Detail)		1 Months Ended			6 Months Ended
		Nov. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2024 shares	Dec. 31, 2023 shares	Mar. 29, 2023 shares	Dec. 31, 2022 shares
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding								57,994,911
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding					89,480,790	109,970,348	89,495,790		28,800,926
Exercise of share options	[1]				47,443
Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding								401,804,238
Exercise of share options		15,000
Class A Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Conversion of convertible preferred A stock into common stock					2,668,750
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding									28,800,926
Exercise of share options				16,202
Conversion of convertible preferred A stock into common stock			2,668,750
Conversion ratio for conversion of preferred stock into common stock			1.25

[1]	Consists of 435,833 Pre-Closing Apollomics Ordinary Shares issued for share options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the closing of the Business Combination (the “Closing”). On April 26, 2023, additional share options were exercised resulting in the issuance of 16,202 Post-Closing Apollomics Ordinary Shares.